Condensed Consolidating Financial Information - Condensed Consolidating Statement of Operations (Parenthetical) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Interest expense, net of interest income	$ 47,000,000	$ 55,000,000	$ 49,200,000	$ 48,300,000	$ 49,300,000	$ 50,900,000	$ 51,900,000	$ 47,500,000	$ 199,500,000	$ 199,600,000	$ 202,700,000
Long-term debt	2,600,000,000								2,600,000,000
Inter-company loans
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Interest expense, net of interest income									154,400,000	159,200,000	164,000,000
Inter-company loans	$ 1,024,300,000				$ 1,017,800,000				$ 1,024,300,000	$ 1,017,800,000